Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 27, 2019
Document And Entity Information
Entity Registrant Name	New Leap, Inc.
Entity Central Index Key	0001713809
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 of New Leap, Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on October 20, 2017, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2018, that was filed with the SEC on March 27, 2019. The information included in this filing amends this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement. The information contained in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		10,204,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018